Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Carrying Values and Estimated Values of Financial Instruments
The carrying values and estimated fair values of our financial instruments at September 30, 2017 and December 31, 2016 are as follows:

		September 30, 2017		December 31, 2016
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:

Cash and cash equivalents	Level 1	286,562	286,562	224,190	224,190
Restricted cash and short-term deposits	Level 1	452,503	452,503	416,028	416,028
Cost method investments (1)	Level 3	7,347	7,347	7,347	7,347
Current portion of long-term debt and short-term debt (2)(3)	Level 2	1,111,697	1,111,697	455,405	455,405
Long-term debt - convertible bonds (3)	Level 2	336,899	381,236	218,851	219,428
Long-term debt (3)	Level 2	881,341	881,341	1,329,250	1,329,250

Derivatives:
Interest rate swaps asset (4)(5)	Level 2	5,154	5,154	5,022	5,022
Interest rate swaps liability (4)(5)	Level 2	546	546	1,470	1,470
Foreign exchange swaps asset (4)	Level 2	388	388	—	—
Foreign exchange swaps liability (4)	Level 2	17	17	993	993
Total return equity swap liability (4)(5)(6)	Level 2	60,603	60,603	56,763	56,763
Earn-out Units asset (4)	Level 2	17,000	17,000	15,000	15,000

(1) The carrying value of our cost method investments includes our holdings in OLT Offshore LNG Toscana S.p.A (or OLT-O). As we have no established method of determining the fair value of this investment, we have not estimated its fair value as of September 30, 2017, but have not identified any changes in circumstances which would alter our view of fair value as disclosed.
(2) The carrying amounts of our short-term debts and loans receivable approximate their fair values because of the near term maturity of these instruments.
(3) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table above are gross of the deferred finance charges amounting to $27.4 million and $26.3 million at September 30, 2017 and December 31, 2016, respectively.
(4) Derivative liabilities are captured within other current liabilities and derivative assets are captured within other non-current assets on the balance sheet.
(5) The fair value of our derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.
(6) The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

Schedule of Designated Cash Flow Hedges
As of September 30, 2017, we had entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	1,250,000	2018 to 2021	1.13% to 1.94%

Offsetting Assets
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of September 30, 2017 and December 31, 2016 would be adjusted as detailed in the following table:

	September 30, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	5,154	(546)	4,608	5,022	(1,351)	3,671
Total liability derivatives	546	(546)	—	1,470	(1,351)	119

Offsetting Liabilities
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of September 30, 2017 and December 31, 2016 would be adjusted as detailed in the following table:

	September 30, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	5,154	(546)	4,608	5,022	(1,351)	3,671
Total liability derivatives	546	(546)	—	1,470	(1,351)	119